Income Tax	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
INCOME TAX
5.	INCOME TAX

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Major components of income tax expense for the year are:

Income statement
Current income tax charge/(benefit)	-	-	-

Statement of changes in equity
Income tax expense reported in equity	-	-	-

A reconciliation of income tax expense/(benefit) applicable to accounting profit/(loss) before income as at the statutory income tax rate to income tax expense/(benefit) at the Group’s effective income tax rate for the year is as follows:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss from ordinary activities before income tax expense	(228,243,769)	(51,871,823)	(139,446,204)
Domestic tax rate for the Company	(57,060,943)	(12,967,956)	(34,861,551)

Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	48,698,576	9,357,956	-
Non-deductible fair value adjustments on restructure	-		30,745,254
Current year deferred tax assets (non-tax losses) not recognised	8,492,013	3,765,740	4,095,259
Accounting differences between IFRS and Austrian GAAP	(118,312)	(171,369)	-
Tax rate differential	(11,334)	15,629	21,038
	-	-	-

Unrecognised deferred tax assets have not been recognised in respect of the following items:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Unrecognised temporary differences
Deferred tax assets at the respective rates of 0%, 21% and 23.0% (2025: 23.0%) as described below
Start-up organisational expenses	23,578,464	23,562,382	14,548,197
Exploration costs deducted for tax purposes	(18,773,790)	-	-
Property, plant and equipment deducted for tax purposes	(453,825)	-	-
Unrealised exchange rate positions	(522,296)	-	-
Carry forward tax losses	79,105,446	29,774,922	23,432,928
	82,933,999	53,337,304	37,981,125

Deferred tax liabilities at the respective rates of 0%, 21% and 23.0% (2025: 23.0%) as described below
Prepayments	-	-	-
Net unrecognised deferred tax asset/(liability)	19,715,881	12,215,209	8,768,199

Potential future income tax benefits arising from tax losses have not been brought to account at 30 June 2026, 2025 and 2024 because the directors do not believe it is appropriate to regard realisation of the future income tax benefits as probable. These benefits will only be obtained if:

▪	assessable income is derived of a nature and of amount sufficient to enable the benefit from the deductions to be realised;

▪	the Group continues to comply with the conditions for deductibility imposed by law; and

▪	no changes in tax legislation adversely affect the realisation of the benefit from the deductions.

The Group is subject to taxation for its consolidated subsidiaries at the rates applicable in the respective tax jurisdictions:

▪	Austria - Profits are taxed at the standard corporate income tax (CIT) rate of 23% in Austria (30 June 2025: 23%), regardless of whether profits are retained or distributed. For the net unrecognised deferred tax asset as of 30 June 2026 a tax rate of 23% was used (30 June 2025: 23%) based on the assessment of the future utilization by the management. Tax losses can be carried forward in Austria without time limitation. In general Tax losses carried forward can be offset against taxable income only up to a maximum of 75% of the taxable income for any given year.

▪

Greenland - All tax items are related to Greenland where the corporate income tax rate is 25%. According to Greenland Tax legislation, tax losses can be carried forward indefinitely subject to the condition that the primary business objective of the Company remains the same and the shareholder structure remains the same as the period of the realized loss to the period where the loss is utilized. If changes occur in the primary business objective or shareholder structure, then the loss can be maintained subject to application and the determination of the Greenland Tax Agency. The Company has received approval from the Greenland Tax Agency confirming that the losses can be maintained following the Heads of Agreement entered into on 5 June 2024 (refer to note 13). This means that should the temporary differences related to the mine-asset and/or the unrealized exchange rate differences be realized, the tax losses can be utilized. However, given the fact that the Company is not currently earning revenue, management has found that the net value of the deferred tax asset DKK 8,811,906 (US$1,344,751) should be recognized in the financial statements at 30 June 2026.

▪	United States - The profits are taxed at the rate of 21% at the US Federal taxation level, without being subject to state taxation in the United States.

▪	United Kingdom – Profits are taxed at the rate of 25%.

▪	British Virgin Islands - BVI Business companies are exempt from any taxation, regardless their source of income.